SHAREBASED COMPENSATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Weighted-average Exercise Price Granted	$ 0.31	$ 0.58	$ 1.35
Proceeds From Issuance Of Stock Options	13.2		13.2
Stock Option For Future Grant	2.3		4.7
Vesting Period Descriptions	The awards granted generally vest in 25% increments over a four-year period and option awards expire 6 years from grant date		The awards granted generally vest in 25% increments over a four-year period and option awards expire 6 years from grant date
Vesting Period	2 years 3 months 18 days		2 years 3 months 18 days
Unrecognized Compensation Cost Related To Nonvested Restricted Stock Units	$ 926		$ 537
Unrecognized compensation cost related to nonvested options			$ 974
Restricted Stock Units (RSUs) [Member]
Vesting Period	21 years		23 years
Unrecognized Compensation Cost Related To Nonvested Restricted Stock Units	$ 320